CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES:
Time charter revenues	$ 71,304,875	$ 67,317,050	$ 39,134,328
Commissions	(537,063)	(562,340)	(368,434)
Commissions - related party	(931,611)	(866,568)	(493,232)
Net Revenues	69,836,201	65,888,142	38,272,662
EXPENSES / (INCOME):
Voyage expenses	2,527,566	2,522,736	486,158
Vessels operating expenses	16,843,279	15,774,453	8,170,703
Vessels operating expenses - related party	1,151,948	512,579	246,744
Dry-docking expenses	969,136	1,986,897	0
Dry-docking expenses, related party	41,094	75,493	0
Management fees charged by a related party	2,782,926	2,370,144	1,350,685
Depreciation	15,135,897	15,027,280	8,050,079
General and administrative expenses	3,602,833	3,080,971	1,057,119
General and administrative expenses - related party	3,673,111	2,839,865	1,443,350
Insurance claims recoveries	(522,781)	0	0
Operating income	23,631,192	21,697,724	17,467,824
OTHER INCOME / (EXPENSES):
Interest and finance costs	(7,795,224)	(7,814,228)	(4,070,152)
Interest and finance costs - related party	(504,326)	(675,856)	(508,019)
Interest income	4,159	16,796	10,444
Foreign currency gain / (loss), net	(28,143)	(48,272)	53,289
Total other expenses, net	(8,323,534)	(8,521,560)	(4,514,438)
NET INCOME	15,307,658	13,176,164	12,953,386
Other Comprehensive (Loss) / Income
Unrealized (loss) / gain on cash flow hedges	567,746	(651,896)	0
Total Other Comprehensive (Loss) / Income	567,746	(651,896)	0
COMPREHENSIVE INCOME	$ 15,875,404	$ 12,524,268	$ 12,953,386
Earnings per common share, basic	$ 0.47	$ 0.56	$ 0.83
Earnings per common share, diluted	$ 0.46	$ 0.54	$ 0.83